Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold (includes depreciation amounts of $1.9 million, $1.9 million, $3.6 million and $3.9 million, respectively)	2,352.1	2,200.5	2,202.8
Gross profit	1,913.7	1,873.1	1,832.0
Operating expenses:
Selling, general and administrative	1,483.8	1,435.0	1,435.1
Depreciation and amortization	75.7	81.1	83.0
Impairment of long-lived assets	4.0	1.5	2.8
Total operating expenses	1,563.5	1,517.6	1,520.9
Operating income	350.2	355.5	311.1
Interest income	2.6	4.8	14.6
Interest expense	(41.9)	(44.1)	(34.9)
Other loss		(1.6)	(2.4)
Income from continuing operations before income taxes	310.9	314.6	288.4
Income tax expense	120.2	118.1	105.2
Income from continuing operations	190.7	196.5	183.2
Discontinued operations, net of income taxes	15.4	8.5	6.2
Net income	$ 206.1	$ 205.0	$ 189.4
Basic net income per share:
Income per share from continuing operations	$ 1.58	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.13	$ 0.07	$ 0.05
Net income per share (basic)	$ 1.71	$ 1.63	$ 1.47
Diluted net income per share:
Income per share from continuing operations	$ 1.55	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.13	$ 0.07	$ 0.05
Net income per share (diluted)	$ 1.68	$ 1.63	$ 1.47
Shares used in computing net income per share:
Basic	120.5	125.4	129.0
Diluted	122.7	126.1	129.1
Net Sales and Operating Revenues [Member]
Percent of revenue	100.00%	100.00%	100.00%
Cost of Products Sold [Member]
Percent of revenue	55.10%	54.00%	54.60%
Gross Profit [Member]
Percent of revenue	44.90%	46.00%	45.40%
Selling, General and Administrative [Member]
Percent of revenue	34.80%	35.20%	35.60%
Depreciation and Amortization [Member]
Percent of revenue	1.80%	2.00%	2.10%
Impairment of Long-Lived Assets [Member]
Percent of revenue	0.10%	0.10%	0.00%
Total Operating Expenses [Member]
Percent of revenue	36.70%	37.30%	37.70%
Operating Income [Member]
Percent of revenue	8.20%	8.70%	7.70%
Interest Income [Member]
Percent of revenue	0.00%	0.10%	0.40%
Interest Expense [Member]
Percent of revenue	(1.00%)	(1.10%)	(0.90%)
Other Loss [Member]
Percent of revenue	0.00%	0.00%	(0.10%)
Income From Continuing Operations Before Income Taxes [Member]
Percent of revenue	7.20%	7.70%	7.10%
Income Tax Expense [Member]
Percent of revenue	2.80%	2.90%	2.60%
Income From Continuing Operations [Member]
Percent of revenue	4.40%	4.80%	4.50%